Short-Term Investments	9 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
Note 3. Short-Term Investments
As of March 31, 2023, and June 30, 2022, our short-term investments consisted of
 $103.2 million and $137.5 million, respectively, in U.S. government securities. The short-term investments held as of
March
31, 202
3
and June 30, 2022 had maturity dates of less than one year, are considered to be “held to maturity” and are carried at amortized cost. As of
March
31, 202
3
, and June 30, 2022, the gross holding gains and losses were immaterial.